Operating Leases (Tables)	12 Months Ended
Dec. 31, 2023
Operating Leases [Abstract]
Schedule of Balance Sheet Information	Balance sheet information (U.S. dollars in thousands):
	December 31
	2023	2022

Operating lease right-of-use assets	1,144	1,539
Current lease liabilities	611	606
Non-current lease liabilities	533	933
Total lease liabilities	1,144	1,539
Weighted average remaining lease term	2.2 years	3 years
Weighted average discount rate	7.17%	5.8%

Schedule of Operating Lease Liabilities	As of December 31, 2023, the maturities of operating lease liabilities were as follows (U.S. dollars in thousands):
Year ending December 31,
2024	$611
2025	466
2026	161
Total undiscounted lease payments	1,238
Less – imputed interest	(94)
Present value of lease liabilities*	$1,144
* Including amounts linked to the Israeli CPI of	$554